Income Taxes (Components of Deferred Tax Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Income Taxes [Abstract]
Depreciation / property basis	$ (548.2)		$ (531.5)
Income taxes recoverable	(14.8)		(11.4)
Regulatory assets	(18.0)		(15.6)
Investment tax credit	1.5		1.0
Intangibles	(7.0)		(2.0)
Compensation and employee benefits	3.2		(3.9)
Long-term debt	(1.5)		(1.7)
Other	(2.5)		0.8
Net noncurrent (liabilities)	(587.3)	[1]	(564.3)	[1]
Other	1.1	[2]	(2.6)	[2]
Net current assets	1.1		(2.6)
Deferred tax assets related to state and local tax net operating loss carryforwards, net of related valuation allowances	$ 27.1		$ 20.7

[1]	(c)The Other non-current liabilities caption includes deferred tax assets of $27.1 million in 2014 and $20.7 million in 2013 related to state and local tax net operating loss carryforwards, net of related valuation allowances of $21.9 million in 2014 and $16.6 million in 2013. These net operating loss carryforwards expire from 2014 to 2027.
[2]	(d)Amounts are included within Other prepayments and current assets and Other current liabilities on the Consolidated Balance Sheets of DPL.